Loans and Borrowings	12 Months Ended
Dec. 31, 2020
Disclosure of Borrowings [Abstract]
Loans and Borrowings
11.	LOANS AND BORROWINGS

	Note	December 31, 2020	December 31, 2019
Credit Facility	11(a)	$289,910	$116,625
2020 Convertible Notes	11(b)	126,645	-
2019 Convertible Notes	11(c)	128,686	125,850
Standby Loan	11(d)	-	12,000
Debenture	11(e)	-	9,574
		545,241	264,049
Less: Current portion of loans and borrowings		(13,333)	(61,574)
Non-current portion of loans and borrowings		$531,908	$202,475

(a)	Credit Facility
On March 10, 2020, in conjunction with the Leagold Acquisition, the Company amended its $130 million corporate revolving credit facility with a syndicate of lenders led by The Bank of Nova Scotia, Société Générale, Bank of Montreal and ING Capital LLC. The amended credit facility comprises of a $400 million revolving loan (the “Revolving Facility”) and $100 million amortizing term loan (the “Term Loan”) (together, the “Credit Facility”). On close of the Leagold Acquisition and concurrent financing, the Company drew the full amount of the Term Loan and an additional $100 million from the Revolving Facility. Proceeds from the draws were used to repay Leagold debt outstanding on the acquisition date. On March 24, 2020, the Company drew the remaining $180 million available under the Revolving Facility as a cautionary measure given the uncertainty regarding the potential impact of the
COVID-19
pandemic on the Company’s operations.
The Credit Facility bears interest at an annual rate of LIBOR plus 2.5% to 3.75%, subject to certain leverage ratios. The Revolving Facility matures on March 8, 2024, at which date it must be repaid in full and the Term Loan matures on March 10, 2025 with quarterly repayments equal to 6.67% of principal beginning September 30, 2021 through to maturity.

The Company determined that amending the corporate revolving credit facility to become the Credit Facility was a non-substantial
modification of the existing outstanding debt. The Company recognized a gain on modification of debt of $2.6 million to reflect the adjusted amortized cost of the drawn portion of the Revolving Facility, recorded within other expense. Additional transaction costs of $9.2 million were incurred in relation to the Credit Facility and were recorded as a reduction to the carrying value of debt.
In August 2020, the Company repaid $200 million principal under the Revolving Facility and recorded $2.7 million in finance expense due to accelerated recognition of deferred financing costs as a result of the change in timing of cash flows. The revised carrying value of debt outstanding is accreted to the principal amount over the respective terms of the Revolving Facility and Term Loan using a weighted average effective interest rate of 4.4%.
The Credit Facility is secured by first-ranking security over all present and future property and assets of the Company. The Credit Facility is subject to standard conditions and covenants, including maintenance of debt service coverage ratio, leverage ratio and minimum liquidity of $50 million. As at December 31, 2020, the Company is in compliance with these covenants.

(b)	2020 Convertible Notes
On March 10, 2020, the Company issued $130 million in Convertible Notes to Mubadala Investment Company (“Mubadala”) and on April 9, 2020, pursuant to a pre-existing
investor rights agreement, the Company issued $9.3 million in additional convertibles notes (referred to together with the Mubadala notes as the “2020 Notes”) to Pacific Road Resources Funds (“Pacific Road”). Proceeds from the 2020 Notes and Credit Facility (note 11(a)) were used, together with other sources, to repay $323.9 million principal and accrued interest outstanding under Leagold’s debt facilities (note 5) at the acquisition date.
The 2020 Notes mature on March 10, 2025 and bear interest at a fixed rate of 4.75% per year payable quarterly in arrears. The 2020 Notes are convertible at the holder’s option into common shares of the Company at a fixed conversion price of $7.80 per share. Holders may exercise their conversion option at any time, provided that the holder owns less than 20% of the outstanding common shares of the Company. On or after March 10, 2023, the Company has a call right that may be exercised if the
90-day
volume weighted average price (“VWAP”) of the Company’s shares exceeds $10.14 for a period of 30 consecutive days. If the call right is exercised, the holders would be required to either (i) exercise the conversion option on the remaining principal outstanding or (ii) demand cash payment from the Company subject to a predetermined formula based on the conversion price of $7.80 per share and the Company’s share price at the time of redemption.
Gross proceeds from the 2020 Notes of $139.3 million was allocated to the debt and equity components. The fair value of the debt portion of $128.1 million was estimated using a discounted cash flow model based on an expected term of five years and a discount rate of 6.9%. The residual of $8.6 million ($11.7 million net of deferred tax expense of $3.1 million) was recognized in other equity reserves. The debt component is recorded at amortized cost, net of transaction costs, and is accreted to the principal amount over the term of the 2020 Notes using an effective interest rate of 7.3%. Transaction costs of $3.3 million were incurred and allocated on a pro-rata
basis with $3.0 million allocated to the debt component and $0.3 million allocated to the equity component.
Security for the 2020 Notes includes a charge over all present and future property and assets of the Company and is subordinate to the Credit Facility.
(c)	2019 Convertible Notes
On April 11, 2019, the Company issued $130 million in Convertible Notes to Mubadala and on May 7, 2019, pursuant to a pre-existing
investor rights agreement, the Company issued $9.7 million in additional convertibles notes (referred to together with the Mubadala notes as the “2019 Notes”) to Pacific Road.
The 2019 Notes mature on April 12, 2024 and bear interest at a fixed rate of 5% per year payable quarterly in arrears. The 2019 Notes are convertible at the holder’s option into common shares of the Company at a fixed conversion price of $5.25 per share. Holders may exercise their conversion option at any time, provided that the holder owns less than 20% of the outstanding common shares of the Company. On or after October 11, 2022, the Company has a call right that may be exercised if the
90-day
VWAP of the Company’s shares exceeds $6.83 for a period of 30 consecutive days. If the call right is exercised, the holders would be required to either (i) exercise the conversion option on the remaining principal outstanding or (ii) demand cash payment from the Company subject to a predetermined formula based on the conversion price of $5.25 per share and the Company’s share price at the time of redemption.
Gross proceeds from the 2019 Notes of $139.7 million was allocated to the debt and equity components. The fair value of the debt portion of $126.8 million was estimated using a discounted cash flow model based on an expected term of five years and a discount rate of 7.5%. The residual of $10.5 million ($12.8 million net of deferred tax expense of $2.3 million) was recognized in other equity reserves. The debt component is recorded at amortized cost, net of transaction costs, and is accreted to the principal amount over the term of the 2019 Notes using an effective interest rate of 7.7%. Transaction costs of $3.2 million were incurred and allocated on a pro-rata
basis with $2.9 million allocated to the debt component and $0.3 million allocated to the equity component.
Security for the 2019 Notes includes a charge over all present and future property and assets of the Company and is subordinate to the Credit Facility.

(d)	Standby Loan
On June 30, 2020, the Company repaid in full $13.7 million principal and accrued interest due under the Standby Loan, entered into in 2018 with the Company’s Chairman, Ross Beaty.

(e)	Debenture
On June 30, 2019, the Company issued 2,227,835 common shares in consideration of an instalment payment and accrued interest due of $10.5 million. The Company recorded a gain on extinguishment of debt of $0.3 million.
On June 30, 2020, the Company repaid in full the remaining $10.4 million in principal and accrued interest due under the Debenture.
(f)	Loans and borrowings continuity
The following is a summary of the changes in l
o
ans and borrowings arising from investing and financing activities for the years ended December 31, 2020 and 2019:

Balance – December 31, 2018	$ 214,559
$10 million draw from Aurizona Construction Facility, net of deferred financing costs	8,814
$20 million draw from Short-term Loan, net of deferred financing costs	19,600
$20 million draw from Revolving Credit Facility, net of deferred financing costs	19,592
Modification gain and transaction costs on conversion of Mesquite Acquisition Credit Facility to Revolving Credit Facility	(1,804)
Debt component of Convertible Notes, net of deferred financing costs	123,942
Repayment of debt and accrued interest	(131,211)
Loss on extinguishment of debt	13,540
Debenture principal repayment settled by issuance of shares	(10,450)
Accretion and accrued interest	7,467

Balance – December 31, 2019	264,049
Debt assumed in Leagold Acquisition, including accrued interest	323,870
$380 million draw from Credit Facility, net of deferred financing costs	372,682
Debt component of Convertible Notes, net of deferred financing costs	124,622
Repayment of debt and accrued interest	(547,463)
Modification gain and transaction costs incurred on Credit Facility	(4,839)
Accretion and accrued interest	12,320

Balance – December 31, 2020	$ 545,241